Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivable corresponds - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable		S/ 894,571	S/ 773,575	S/ 500
Contractual right		1,802,451	1,517,938
Tren Urbano de Lima S.A. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable		818,354	773,657
Cumbra Peru S.A. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable		647,113	567,807
Viva Negocio Inmobiliario S.A.C. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable	[1]	150,285	9,958
Unna Energia S.A.[Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable		80,245	67,662
Cumbra Ingenieria S.A. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable		53,205	43,695
Red Vial 5 S.A. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable		24,072	22,458
Carretera Andina del Sur S.A.C. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable		13,035	12,686
Unna Transporte S.A.C. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable		9,852	14,439
Carretera Sierra Piura S.A.C. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable		3,439	4,489
Concesionaria La Chira S.A. [Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable		2,290	1,003
Others [Member]
Trade Accounts Receivable, Net (Details) - Schedule of trade accounts receivable corresponds [Line Items]
Trade account receivable		S/ 561	S/ 84

[1]	As of December 31, 2022, invoices receivable mainly corresponds to the sale of a land to SEDAPAL by Inmobiliaria Almonte 2 S.A.C. (located in the district of Lurin, province of Lima, with an area of 209.59 hectares) for S/ 140 million, which will be paid in seven (7) installments, being the last one in August 2023. As of December 31, 2021, invoices receivable correspond mainly to the sale of land of Inmobiliaria Almonte S.A. for S/ 1.7 million, sale of apartments mainly in the projects Los Parques de Comas for S/ 1.9 million, in the project Los Parques de Huancayo for S/ 1.2 million and in the project Los Parques de Carabayllo 3 for S/ 3.9 million, rents in the projects Tiendas Linea 1 and Centro Comercial Agustino Plaza for S/ 1 million and S/ 0.8 million corresponding to the sale of other apartments.